Derivatives and Hedging (Tables)	3 Months Ended
Mar. 31, 2025
Derivatives and Hedging [Abstarct]
Schedule of Outstanding Forward Contracts Not Designated as Hedging Instruments with Notional and Fair Value

As of March 31, 2025 and December 31, 2024, we had outstanding forward contracts not designated as hedging instruments with notional and fair value amounts equivalent to the following:

Currency Hedged	March 31, 2025	December 31, 2024
	U.S. dollars in thousands
Israeli Shekel / U.S. Dollar	10,564	20,038
Fair value of derivatives assets	1	1
Fair value of derivatives liabilities	137	605

The following table shows the effect of our non-designated hedges on the Consolidated Statements of Operations for the Three months ended March 31, 2025:

	Location of Gain	Three months ended March 31, 2025
		U.S. dollars in thousands
Net realized and unrealized gain, excluding the underlying foreign currency exposure being hedged	Financial income, net	204

Schedule of Notional and Fair Value Amount and Fair Value of Outstanding Derivatives

The notional and fair value amount and fair value of outstanding derivatives at the end of each period were:

	March 31, 2025	December 31, 2024
	U.S. dollars in thousands
Notional amount of foreign currency contracts	18,828	20,061
Fair value of derivatives assets	118	601
Fair value of derivatives liabilities	59	-

Schedule of Change in Accumulated Other Comprehensive Income Relating to Gains or Losses on Derivatives

The change in accumulated other comprehensive income relating to gains or losses on derivatives used for hedging was as follows:

	Three months ended March 31, 2025	Three months ended March 31, 2024
	U.S. dollars in thousands
Other comprehensive loss before reclassifications	(355)	-
Amounts reclassified out of accumulated other comprehensive loss (*)	(187)	-
Other comprehensive loss, net	(542)	-

(*)	Amounts of gains reclassified from other comprehensive loss into profit or loss are recorded in cost of revenue and operating expenses. In the three months ended March 31, 2025, $5 thousand, $119 thousand, $37 thousand and $26 thousand were recorded in cost of revenue, research and development, sales and marketing and general and administrative expenses, respectively.